Cover	Mar. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2023
Entity File Number	001-38935
Entity Registrant Name	Atreca, Inc.
Entity Central Index Key	0001532346
Entity Tax Identification Number	27-3723255
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	835 Industrial Rd., Suite 400
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	595-2595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	BCEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false